INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Disclosure of detailed information about investment property
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s investment property. Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%
Data Infrastructure	Direct Income Capitalization	Capitalization Rate	6% to 8%
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2019	2018
Balance at beginning of the year	$190	$192
Acquisitions through business combinations(1)	211	—
Additions, net of disposals	2	—
Non-cash additions	5	—
Fair value adjustments	—	13
Foreign currency translation	8	(15)
Balance at end of the year	$416	$190

(1)	See Note 7 Acquisition of Businesses for additional information.